Financial Instruments and Risk Management - Credit Risk (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Current trade receivables	$ 339,405	$ 222,108
Financial assets neither past due nor impaired | Current (less than 30 days)
Disclosure of financial assets [line items]
Current trade receivables	321,450	216,345
Financial assets neither past due nor impaired | 31-60 days
Disclosure of financial assets [line items]
Current trade receivables	14,836	1,993
Financial assets neither past due nor impaired | 61-90 days
Disclosure of financial assets [line items]
Current trade receivables	461	766
Financial assets past due but not impaired | Past due (more than 90 days)
Disclosure of financial assets [line items]
Current trade receivables	$ 2,658	3,005
Trade receivable, purchasers of petroleum and natural gas
Disclosure of financial assets [line items]
Trade receivable typical collection period	25 days
Trade receivables
Disclosure of financial assets [line items]
Allowance for doubtful accounts	$ 1,500	$ 2,500
Minimum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	1 month
Maximum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	3 months